Condensed Financial Information of the Parent Company (Unaudited) (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash	$ 1,047,028	$ 1,139,015
Prepayments	222,556	222,556
Amount due from related parties	14,160,256	14,080,100
Total current assets	15,429,840	15,441,671
NON-CURRENT ASSET
Investment in subsidiaries and VIEs	45,909,984	43,791,004
Net assets held for sale		10,367,104
Total assets	61,339,824	69,599,779
LIABILITIES	16,782,871	21,497,787
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 27,529,372 and 22,960,277 shares issued and outstanding as of December 31, 2023 and 2022, respectively	27,529	22,960
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	41,220,949	41,734,546
Statutory reserves	890,021	1,036,841
Retained earnings	4,901,797	7,704,538
Accumulated other comprehensive (loss) income	(1,636,257)	(1,549,807)
Total shareholders’ equity	44,556,953	48,101,992
Total liabilities and shareholders’ equity	$ 61,339,824	$ 69,599,779